UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM 13F-NT

                               FORM 13F-NT COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 6/30/99

CHECK HERE IF AMENDMENT ( ); AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.):  ( ) IS A RESTATEMENT.
                                   ( ) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    SIMMMONS FIRST NATIONAL CORPORATION
ADDRESS: 501 MAIN STREET
         PINE BLUFF, AR 71601

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:     JOHN L. RUSH
TITLE:    SECRETARY
PHONE:    (870)541-1111


SIGNATURE,PLACE,AND DATE OF SIGNING:

   /s/ John L. Rush            Pine Bluff, AR           7/30/99
----------------------       ------------------       -----------
      SIGNATURE                 CITY, STATE              DATE

REPORT TYPE (CHECK ONLY ONE.):

( )        13F HOLDINGS REPORT

(X)        13F NOTICE

( )        13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

     SIMMONS FIRST NATIONAL BANK, TRUST & INVESTMENT MANAGEMENT GROUP